POSTRETIREMENT BENEFITS AND EMPLOYEE STOCK OWNERSHIP PLAN - ESOP SHARES OUTSTANDING (DETAILS) In Thousands, unless otherwise specified	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2011
Series A Preferred Stock
Allocated	45,535	50,668	52,281
Unallocated	9,843	11,348	13,006
TOTAL	55,378	62,016	65,287
Series B Preferred Stock
Allocated	21,278	20,802	20,759
Unallocated	37,300	38,743	40,090
TOTAL	58,578	59,545	60,849